Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.1%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	6	1,460
Albemarle Corp.	3	667
Celanese Corp., Class A	3	468
CF Industries Holdings, Inc.	7	363
Dow, Inc.	21	1,206
DuPont de Nemours, Inc.	14	965
Eastman Chemical Co.	4	375
Ecolab, Inc.	7	1,425
FMC Corp.	3	306
International Flavors & Fragrances, Inc.	6	794
Linde plc, (United Kingdom)	14	3,986
LyondellBasell Industries NV, Class A	8	707
Mosaic Co. (The)	11	380
PPG Industries, Inc.	6	856
RPM International, Inc.	2	186
Sherwin-Williams Co. (The)	6	1,787

		15,931

Forest Products & Paper — 0.0% (g)
International Paper Co.	13	724

Iron/Steel — 0.0% (g)
Nucor Corp.	8	761
Steel Dynamics, Inc.	7	422

		1,183

Mining — 0.1%
Freeport-McMoRan, Inc.	36	1,187
Newmont Corp.	20	1,087

		2,274

Total Basic Materials		20,112

Communications — 23.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	25	899
Omnicom Group, Inc.	13	953
Trade Desk, Inc. (The), Class A (a)	68	4,782

		6,634

Internet — 20.1%
Airbnb, Inc., Class A (a)	3	554
Alphabet, Inc., Class A (a)	54	144,894
Alphabet, Inc., Class C (a)	52	139,876
Amazon.com, Inc. (a)	81	267,346
Booking Holdings, Inc. (a)	1	2,604
CDW Corp.	16	2,829
Chewy, Inc., Class A (a)	15	1,034
DoorDash, Inc., Class A (a)	13	2,709
eBay, Inc.	122	8,517
Etsy, Inc. (a)	22	4,645
Expedia Group, Inc. (a)	3	570

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Internet — continued
F5 Networks, Inc. (a)	7		1,319
Facebook, Inc., Class A (a)	432		146,541
GoDaddy, Inc., Class A (a)	8		534
IAC/InterActiveCorp. (a)	14		1,817
Lyft, Inc., Class A (a)	7		398
Match Group, Inc. (a)	46		7,233
MercadoLibre, Inc., (Argentina) (a)	8		13,467
Netflix, Inc. (a)	26		16,056
NortonLifeLock, Inc.	92		2,340
Okta, Inc., Class A (a)	6		1,471
Palo Alto Networks, Inc. (a)	15		7,350
Pinterest, Inc., Class A (a)	98		5,001
Roku, Inc., Class A (a)	7		2,121
Snap, Inc., Class A (a)	171		12,647
Twitter, Inc. (a)	144		8,675
Uber Technologies, Inc. (a)	31		1,401
VeriSign, Inc. (a)	5		972
Wayfair, Inc., Class A (a)	13		3,337
Zendesk, Inc. (a)	18		2,106
Zillow Group, Inc., Class A (a)	11		978
Zillow Group, Inc., Class C (a)	30		2,606

			813,948

Media — 1.2%
Altice USA, Inc., Class A (a)	11		236
Cable One, Inc.	—	(h)	491
Charter Communications, Inc., Class A (a)	8		5,674
Comcast Corp., Class A	273		15,291
Discovery, Inc., Class A (a)	10		246
Discovery, Inc., Class C (a)	19		455
DISH Network Corp., Class A (a)	16		683
FactSet Research Systems, Inc.	1		447
Fox Corp., Class A	20		818
Fox Corp., Class B	11		408
Liberty Broadband Corp., Class A (a)	1		211
Liberty Broadband Corp., Class C (a)	9		1,509
Liberty Global plc, (United Kingdom), Class A (a)	12		348
Liberty Global plc, (United Kingdom), Class C (a)	21		626
Liberty Media Corp.-Liberty Formula One, Class C (a)	10		533
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	5		256
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	9		446
News Corp., Class A	26		604
Sirius XM Holdings, Inc.	57		349
ViacomCBS, Inc., Class B	37		1,462
Walt Disney Co. (The) (a)	108		18,258

			49,351

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — 1.7%
Arista Networks, Inc. (a)	6	2,197
AT&T, Inc.	425	11,469
Cisco Systems, Inc.	473	25,720
Corning, Inc.	92	3,363
Juniper Networks, Inc.	39	1,082
Lumen Technologies, Inc.	56	689
Motorola Solutions, Inc.	18	4,290
T-Mobile US, Inc. (a)	36	4,638
Verizon Communications, Inc.	246	13,282

		66,730

Total Communications		936,663

Consumer Cyclical — 5.3%
Airlines — 1.2%
Alaska Air Group, Inc. (a)	66	3,856
American Airlines Group, Inc. (a)	340	6,980
Delta Air Lines, Inc. (a)	342	14,561
Southwest Airlines Co. (a)	317	16,294
United Airlines Holdings, Inc. (a)	170	8,088

		49,779

Apparel — 0.1%
NIKE, Inc., Class B	33	4,779
VF Corp.	8	534

		5,313

Auto Manufacturers — 2.3%
Cummins, Inc.	22	5,035
Ford Motor Co. (a)	426	6,033
General Motors Co. (a)	146	7,674
PACCAR, Inc.	54	4,229
Tesla, Inc. (a)	90	69,890

		92,861

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	7	996
Autoliv, Inc., (Sweden)	1	103
BorgWarner, Inc.	5	226
Lear Corp.	1	196

		1,521

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	6	857
Fastenal Co.	16	812
LKQ Corp. (a)	7	350
Pool Corp.	1	395
WW Grainger, Inc.	1	467

		2,881

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A (a)	29		1,106
Caesars Entertainment, Inc. (a)	5		552
DraftKings, Inc., Class A (a)	8		374
Live Nation Entertainment, Inc. (a)	10		887
Vail Resorts, Inc. (a)	1		395

			3,314

Food Service — 0.0% (g)
Aramark	6		207

Home Builders — 0.1%
DR Horton, Inc.	9		747
Lennar Corp., Class A	6		585
NVR, Inc. (a)	—	(h)	489
PulteGroup, Inc.	5		224

			2,045

Home Furnishings — 0.0% (g)
Whirlpool Corp.	2		368

Housewares — 0.0% (g)
Newell Brands, Inc.	10		219

Leisure Time — 0.0% (g)
Carnival Corp. (a)	25		633
Peloton Interactive, Inc., Class A (a)	6		534
Royal Caribbean Cruises Ltd. (a)	6		556

			1,723

Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	8		1,045
Las Vegas Sands Corp. (a)	8		307
Marriott International, Inc., Class A (a)	7		1,103
MGM Resorts International	12		497
Wynn Resorts Ltd. (a)	2		161

			3,113

Retail — 1.3%
Advance Auto Parts, Inc.	1		297
AutoZone, Inc. (a)	1		963
Bath & Body Works, Inc.	6		371
Best Buy Co., Inc.	6		682
Burlington Stores, Inc. (a)	2		446
CarMax, Inc. (a)	4		573
Carvana Co., Class A (a)	2		522
Chipotle Mexican Grill, Inc., Class A (a)	1		1,343
Costco Wholesale Corp.	12		5,268

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Darden Restaurants, Inc.	4	543
Dollar General Corp.	6	1,300
Dollar Tree, Inc. (a)	6	566
Domino’s Pizza, Inc.	1	392
Genuine Parts Co.	3	401
Home Depot, Inc. (The)	27	8,878
Lowe’s Cos., Inc.	19	3,765
Lululemon Athletica, Inc., (Canada) (a)	3	1,375
McDonald’s Corp.	19	4,551
O’Reilly Automotive, Inc. (a)	2	1,016
Ross Stores, Inc.	9	942
Starbucks Corp.	30	3,297
Target Corp.	13	2,914
TJX Cos., Inc. (The)	30	1,971
Tractor Supply Co.	3	543
Ulta Beauty, Inc. (a)	1	419
Walgreens Boots Alliance, Inc.	21	967
Walmart, Inc.	41	5,659
Yum! Brands, Inc.	7	914

		50,878

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	2	306

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	3	238

Total Consumer Cyclical		214,766

Consumer Non-cyclical — 23.2%
Agriculture — 3.1%
Altria Group, Inc.	1,005	45,752
Archer-Daniels-Midland Co.	15	916
Bunge Ltd.	4	341
Philip Morris International, Inc.	847	80,312

		127,321

Beverages — 4.0%
Boston Beer Co., Inc. (The), Class A (a)	3	1,382
Brown-Forman Corp., Class B	90	6,032
Coca-Cola Co. (The)	1,210	63,488
Constellation Brands, Inc., Class A	50	10,561
Keurig Dr Pepper, Inc.	207	7,068
Molson Coors Beverage Co., Class B	55	2,569
Monster Beverage Corp. (a)	116	10,326
PepsiCo., Inc.	408	61,319

		162,745

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc. (a)	13		2,546
Amgen, Inc.	68		14,381
Biogen, Inc. (a)	18		4,969
BioMarin Pharmaceutical, Inc. (a)	21		1,612
Bio-Rad Laboratories, Inc., Class A (a)	1		463
Corteva, Inc.	21		874
Exact Sciences Corp. (a)	20		1,914
Gilead Sciences, Inc.	148		10,342
Horizon Therapeutics Plc (a)	25		2,712
Illumina, Inc. (a)	4		1,483
Incyte Corp. (a)	22		1,518
Moderna, Inc. (a)	40		15,364
Novavax, Inc. (a)	9		1,771
Regeneron Pharmaceuticals, Inc. (a)	12		7,507
Royalty Pharma plc, Class A	5		182
Seagen, Inc. (a)	16		2,688
Vertex Pharmaceuticals, Inc. (a)	31		5,550

			75,876

Commercial Services — 1.0%
AMERCO	—	(h)	219
Automatic Data Processing, Inc.	22		4,472
Booz Allen Hamilton Holding Corp., Class A	3		204
Cintas Corp.	3		1,009
CoStar Group, Inc. (a)	9		780
Equifax, Inc.	3		885
FleetCor Technologies, Inc. (a)	4		1,014
Gartner, Inc. (a)	5		1,408
Global Payments, Inc.	15		2,389
IHS Markit Ltd., (United Kingdom)	10		1,169
MarketAxess Holdings, Inc.	1		515
Moody’s Corp.	5		1,613
PayPal Holdings, Inc. (a)	57		14,953
Robert Half International, Inc.	4		357
Rollins, Inc.	6		202
S&P Global, Inc.	6		2,684
Square, Inc., Class A (a)	20		4,781
TransUnion	5		560
United Rentals, Inc. (a)	2		684
Verisk Analytics, Inc., Class A	4		847

			40,745

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	20		1,527
Estee Lauder Cos., Inc. (The), Class A	6		1,770
Procter & Gamble Co. (The)	64		8,890

			12,187

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — 0.3%
Campbell Soup Co.	6	271
Conagra Brands, Inc.	13	455
General Mills, Inc.	17	1,042
Hershey Co. (The)	3	562
Hormel Foods Corp.	9	357
J M Smucker Co. (The)	3	372
Kellogg Co.	7	462
Kraft Heinz Co. (The)	20	739
Kroger Co. (The)	19	781
Lamb Weston Holdings, Inc.	3	154
McCormick & Co., Inc.	5	426
Mondelez International, Inc., Class A	38	2,202
Sysco Corp.	13	989
Tyson Foods, Inc., Class A	10	762

		9,574

Healthcare - Products — 1.0%
10X Genomics, Inc., Class A (a)	2	255
Abbott Laboratories	47	5,496
ABIOMED, Inc. (a)	1	329
Align Technology, Inc. (a)	2	1,262
Avantor, Inc. (a)	11	469
Baxter International, Inc.	14	1,099
Bio-Techne Corp.	1	522
Boston Scientific Corp. (a)	38	1,664
Cooper Cos., Inc. (The)	1	488
Danaher Corp.	17	5,069
DENTSPLY SIRONA, Inc.	5	269
Edwards Lifesciences Corp. (a)	16	1,817
Henry Schein, Inc. (a)	5	388
Hologic, Inc. (a)	6	462
IDEXX Laboratories, Inc. (a)	2	1,329
Insulet Corp. (a)	2	437
Intuitive Surgical, Inc. (a)	3	3,047
Masimo Corp. (a)	1	268
Medtronic plc, (Ireland)	36	4,489
Novocure Ltd., (Jersey, Channel Islands) (a)	2	278
PerkinElmer, Inc.	3	534
ResMed, Inc.	4	961
STERIS plc	2	451
Stryker Corp.	9	2,325
Teleflex, Inc.	1	453
Thermo Fisher Scientific, Inc.	10	5,808
West Pharmaceutical Services, Inc.	2	719
Zimmer Biomet Holdings, Inc.	6	816

		41,504

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Services — 0.7%
Anthem, Inc.	6	2,272
Catalent, Inc. (a)	54	7,143
Centene Corp. (a)	15	918
Charles River Laboratories International, Inc. (a)	1	439
DaVita, Inc. (a)	2	184
HCA Healthcare, Inc.	7	1,645
Humana, Inc.	3	1,258
IQVIA Holdings, Inc. (a)	5	1,232
Laboratory Corp. of America Holdings (a)	3	703
Molina Healthcare, Inc. (a)	1	333
Oak Street Health, Inc. (a)	2	87
PPD, Inc. (a)	2	81
Quest Diagnostics, Inc.	3	497
Teladoc Health, Inc. (a)	4	448
UnitedHealth Group, Inc.	24	9,467
Universal Health Services, Inc., Class B	2	318

		27,026

Household Products/Wares — 0.1%
Avery Dennison Corp.	2	484
Church & Dwight Co., Inc.	5	431
Clorox Co. (The)	3	444
Kimberly-Clark Corp.	8	1,058

		2,417

Pharmaceuticals — 10.8%
AbbVie, Inc.	206	22,244
AmerisourceBergen Corp., Class A	3	402
Becton Dickinson and Co.	8	1,869
Bristol-Myers Squibb Co.	699	41,385
Cardinal Health, Inc.	7	355
Cigna Corp.	9	1,824
CVS Health Corp.	35	2,955
Dexcom, Inc. (a)	2	1,316
Elanco Animal Health, Inc. (a)	10	320
Eli Lilly & Co.	250	57,798
Jazz Pharmaceuticals plc, (Ireland) (a)	2	208
Johnson & Johnson	829	133,908
McKesson Corp.	4	824
Merck & Co., Inc.	798	59,958
Neurocrine Biosciences, Inc. (a)	11	1,008
Organon & Co.	73	2,404
Pfizer, Inc.	1,767	75,990
Viatris, Inc.	383	5,183
Zoetis, Inc., Class A	149	28,897

		438,848

Total Consumer Non-cyclical		938,243

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Energy — 0.8%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	16	2,351
Plug Power, Inc. (a)	13	323
SolarEdge Technologies, Inc., (Israel) (a)	6	1,667
Sunrun, Inc. (a)	4	171

		4,512

Oil & Gas — 0.5%
Cabot Oil & Gas Corp.	20	432
Chevron Corp.	50	5,102
ConocoPhillips	36	2,465
Devon Energy Corp.	18	636
EOG Resources, Inc.	17	1,333
Exxon Mobil Corp.	109	6,388
Hess Corp.	7	548
Marathon Petroleum Corp.	16	1,003
Occidental Petroleum Corp.	24	723
Phillips 66	11	765
Pioneer Natural Resources Co.	6	1,021
Valero Energy Corp.	9	668

		21,084

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	20	496
Halliburton Co.	24	518
Schlumberger NV	34	1,013

		2,027

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	5	508
Kinder Morgan, Inc.	48	800
ONEOK, Inc.	11	645
Williams Cos., Inc. (The)	28	721

		2,674

Total Energy		30,297

Financial — 4.0%
Banks — 1.0%
Bank of America Corp.	201	8,524
Bank of New York Mellon Corp. (The)	25	1,294
Citigroup, Inc.	56	3,913
Citizens Financial Group, Inc.	16	773
Fifth Third Bancorp	24	1,029
First Republic Bank	6	1,097
Goldman Sachs Group, Inc. (The)	9	3,455
Huntington Bancshares, Inc.	50	773

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
KeyCorp.	36	788
M&T Bank Corp.	5	748
Morgan Stanley	37	3,628
Northern Trust Corp.	7	744
PNC Financial Services Group, Inc. (The)	12	2,377
Regions Financial Corp.	34	733
State Street Corp.	11	972
SVB Financial Group (a)	2	1,167
Truist Financial Corp.	37	2,199
US Bancorp	40	2,374
Wells Fargo & Co.	111	5,143

		41,731

Diversified Financial Services — 1.4%
Ally Financial, Inc.	13	639
American Express Co.	19	3,178
Ameriprise Financial, Inc.	3	886
Apollo Global Management, Inc., Class A	5	322
BlackRock, Inc., Class A	2	1,585
Capital One Financial Corp.	13	2,068
Cboe Global Markets, Inc.	4	498
Charles Schwab Corp. (The)	39	2,823
CME Group, Inc., Class A	10	2,001
Discover Financial Services	10	1,177
Franklin Resources, Inc.	14	429
Intercontinental Exchange, Inc.	16	1,888
Invesco Ltd.	11	273
Mastercard, Inc., Class A	46	15,823
Nasdaq, Inc.	4	771
Raymond James Financial, Inc.	7	645
SEI Investments Co.	7	427
Synchrony Financial	19	911
T Rowe Price Group, Inc.	7	1,347
Tradeweb Markets, Inc., Class A	3	273
Visa, Inc., Class A	87	19,431
Western Union Co. (The)	19	386

		57,781

Insurance — 0.9%
Aflac, Inc.	20	1,056
Alleghany Corp. (a)	1	355
Allstate Corp. (The)	9	1,185
American Financial Group, Inc.	3	360
American International Group, Inc.	21	1,158
Aon plc, Class A	6	1,694
Arch Capital Group Ltd., (Bermuda) (a)	12	462

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Insurance — continued
Arthur J Gallagher & Co.	6		884
Assurant, Inc.	2		294
Athene Holding Ltd., (Bermuda), Class A (a)	6		415
Berkshire Hathaway, Inc., Class B (a)	34		9,383
Brown & Brown, Inc.	7		379
Chubb Ltd., (Switzerland)	12		2,007
Cincinnati Financial Corp.	4		488
Equitable Holdings, Inc.	16		461
Erie Indemnity Co., Class A	1		160
Everest Re Group Ltd., (Bermuda)	2		383
Fidelity National Financial, Inc.	10		443
Globe Life, Inc.	5		446
Hartford Financial Services Group, Inc. (The)	12		820
Lincoln National Corp.	8		539
Loews Corp.	7		355
Markel Corp. (a)	—	(h)	583
Marsh & McLennan Cos., Inc.	14		2,049
MetLife, Inc.	23		1,399
Principal Financial Group, Inc.	11		683
Progressive Corp. (The)	17		1,530
Prudential Financial, Inc.	12		1,259
RenaissanceRe Holdings Ltd., (Bermuda)	2		239
Travelers Cos., Inc. (The)	8		1,160
Voya Financial, Inc.	6		392
Willis Towers Watson plc, (United Kingdom)	4		850
WR Berkley Corp.	5		395

			34,266

Private Equity — 0.1%
Blackstone Group, Inc. (The)	18		2,133
Carlyle Group, Inc. (The)	6		268
KKR & Co., Inc.	12		741

			3,142

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	9		907

REITS — 0.6%
AGNC Investment Corp.	8		133
Alexandria Real Estate Equities, Inc.	3		630
American Tower Corp.	11		3,006
Annaly Capital Management, Inc.	26		222
AvalonBay Communities, Inc.	4		810
Boston Properties, Inc.	4		407
Camden Property Trust	2		337
Crown Castle International Corp.	11		1,920
Digital Realty Trust, Inc.	7		991
Duke Realty Corp.	8		378
Equinix, Inc.	2		1,821

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Equity LifeStyle Properties, Inc.	3	262
Equity Residential	9	715
Essex Property Trust, Inc.	1	465
Extra Space Storage, Inc.	3	552
Healthpeak Properties, Inc.	12	387
Host Hotels & Resorts, Inc. (a)	15	251
Invitation Homes, Inc.	13	510
Iron Mountain, Inc.	5	228
Medical Properties Trust, Inc.	11	216
Mid-America Apartment Communities, Inc.	3	492
Omega Healthcare Investors, Inc.	4	133
Prologis, Inc.	19	2,403
Public Storage	4	1,166
Realty Income Corp.	9	614
Regency Centers Corp.	4	250
SBA Communications Corp., Class A	3	904
Simon Property Group, Inc.	9	1,115
Sun Communities, Inc.	3	493
UDR, Inc.	7	348
Ventas, Inc.	11	597
VEREIT, Inc.	7	296
VICI Properties, Inc.	14	410
Vornado Realty Trust	6	233
Welltower, Inc.	11	874
Weyerhaeuser Co.	20	724
WP Carey, Inc.	4	295

		25,588

Total Financial		163,415

Industrial — 9.3%
Aerospace/Defense — 0.4%
Boeing Co. (The) (a)	14	3,113
General Dynamics Corp.	6	1,237
HEICO Corp.	1	106
HEICO Corp., Class A	1	151
Howmet Aerospace, Inc.	9	275
L3Harris Technologies, Inc.	5	1,158
Lockheed Martin Corp.	7	2,247
Northrop Grumman Corp.	4	1,383
Raytheon Technologies Corp.	40	3,449
Teledyne Technologies, Inc. (a)	5	2,170
TransDigm Group, Inc. (a)	1	829

		16,118

Building Materials — 0.1%
Carrier Global Corp.	21	1,065
Fortune Brands Home & Security, Inc.	3	271
Johnson Controls International plc	19	1,311
Lennox International, Inc.	1	187

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — continued
Martin Marietta Materials, Inc.	2	636
Masco Corp.	5	269
Owens Corning	3	275
Vulcan Materials Co.	4	604

		4,618

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	7	816
Emerson Electric Co.	17	1,648
Generac Holdings, Inc. (a)	2	699

		3,163

Electronics — 0.7%
Agilent Technologies, Inc.	8	1,282
Allegion plc, (Ireland)	2	225
Amphenol Corp., Class A	68	4,950
Arrow Electronics, Inc. (a)	9	983
Fortive Corp.	49	3,484
Garmin Ltd., (Switzerland)	4	604
Honeywell International, Inc.	18	3,827
Keysight Technologies, Inc. (a)	21	3,417
Mettler-Toledo International, Inc. (a)	1	803
Sensata Technologies Holding plc (a)	4	229
TE Connectivity Ltd., (Switzerland)	38	5,183
Trimble, Inc. (a)	28	2,300
Waters Corp. (a)	1	506

		27,793

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	3	439

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	26	1,907
Republic Services, Inc., Class A	7	795
Waste Connections, Inc.	7	942
Waste Management, Inc.	11	1,712

		5,356

Hand/Machine Tools — 0.1%
Snap-on, Inc.	8	1,774
Stanley Black & Decker, Inc.	25	4,389

		6,163

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	84	16,122

Machinery - Diversified — 1.0%
Cognex Corp.	19	1,524
Deere & Co.	45	15,227
Dover Corp.	22	3,415
IDEX Corp.	11	2,360

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Diversified — continued
Ingersoll Rand, Inc. (a)	62	3,108
Nordson Corp.	8	1,832
Otis Worldwide Corp.	63	5,186
Rockwell Automation, Inc.	3	898
Westinghouse Air Brake Technologies Corp.	28	2,420
Xylem, Inc.	27	3,399

		39,369

Miscellaneous Manufacturers — 0.6%
3M Co.	15	2,556
AO Smith Corp.	5	280
Eaton Corp. plc	12	1,744
General Electric Co.	29	2,979
Illinois Tool Works, Inc.	48	9,965
Parker-Hannifin Corp.	20	5,553
Textron, Inc.	6	450
Trane Technologies plc, (Ireland)	6	1,026

		24,553

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	43	498
Ball Corp.	9	799
Crown Holdings, Inc.	4	415
Packaging Corp. of America	3	372
Sealed Air Corp.	5	279
Westrock Co.	8	380

		2,743

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	1	192

Transportation — 5.7%
CH Robinson Worldwide, Inc.	133	11,596
CSX Corp.	60	1,777
Expeditors International of Washington, Inc.	172	20,496
FedEx Corp.	249	54,496
JB Hunt Transport Services, Inc.	2	399
Kansas City Southern	3	695
Knight-Swift Transportation Holdings, Inc., Class A	5	275
Norfolk Southern Corp.	7	1,640
Old Dominion Freight Line, Inc.	3	823
Union Pacific Corp.	18	3,539
United Parcel Service, Inc., Class B	734	133,726

		229,462

Total Industrial		376,091

Technology — 32.3%
Computers — 7.8%
Accenture plc, (Ireland), Class A	33	10,609
Apple, Inc.	1,861	263,294
Cognizant Technology Solutions Corp., Class A	28	2,069

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
Crowdstrike Holdings, Inc., Class A (a)	30	7,298
Dell Technologies, Inc., Class C (a)	31	3,181
EPAM Systems, Inc. (a)	3	1,605
Fortinet, Inc. (a)	22	6,304
Hewlett Packard Enterprise Co.	143	2,042
HP, Inc.	139	3,798
International Business Machines Corp.	46	6,445
Leidos Holdings, Inc.	3	328
NetApp, Inc.	24	2,152
Seagate Technology Holdings plc	23	1,913
Western Digital Corp. (a)	34	1,942
Zscaler, Inc. (a)	13	3,322

		316,302

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	6	3,035

Semiconductors — 6.3%
Advanced Micro Devices, Inc. (a)	147	15,152
Analog Devices, Inc.	66	11,036
Applied Materials, Inc.	112	14,422
Broadcom, Inc.	50	24,060
Intel Corp.	492	26,189
IPG Photonics Corp. (a)	5	738
KLA Corp.	19	6,271
Lam Research Corp.	17	9,887
Marvell Technology, Inc.	100	6,015
Microchip Technology, Inc.	33	5,036
Micron Technology, Inc.	137	9,744
Monolithic Power Systems, Inc.	5	2,497
NVIDIA Corp.	302	62,659
NXP Semiconductors NV, (Netherlands)	33	6,516
ON Semiconductor Corp. (a)	52	2,394
Qorvo, Inc. (a)	13	2,235
QUALCOMM, Inc.	137	17,651
Skyworks Solutions, Inc.	20	3,300
Teradyne, Inc.	20	2,149
Texas Instruments, Inc.	112	21,595
Xilinx, Inc.	30	4,533

		254,079

Software — 18.1%
Activision Blizzard, Inc.	893	69,092
Adobe, Inc. (a)	75	43,306
Akamai Technologies, Inc. (a)	8	879
ANSYS, Inc. (a)	13	4,585
Autodesk, Inc. (a)	34	9,828
Avalara, Inc. (a)	14	2,379
Bentley Systems, Inc., Class B	27	1,649

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Black Knight, Inc. (a)	24	1,729
Broadridge Financial Solutions, Inc.	6	953
Cadence Design Systems, Inc. (a)	44	6,689
Ceridian HCM Holding, Inc. (a)	21	2,343
Cerner Corp.	8	578
Citrix Systems, Inc.	19	2,032
Clarivate plc, (United Kingdom) (a)	8	182
Cloudflare, Inc., Class A (a)	11	1,271
Coupa Software, Inc. (a)	11	2,505
Datadog, Inc., Class A (a)	29	4,147
DocuSign, Inc., Class A (a)	30	7,812
Dropbox, Inc., Class A (a)	50	1,467
Dynatrace, Inc. (a)	29	2,077
Electronic Arts, Inc.	327	46,539
Fair Isaac Corp. (a)	4	1,706
Fidelity National Information Services, Inc.	32	3,927
Fiserv, Inc. (a)	31	3,352
Guidewire Software, Inc. (a)	12	1,425
HubSpot, Inc. (a)	7	4,685
Intuit, Inc.	43	23,223
Jack Henry & Associates, Inc.	3	545
Microsoft Corp.	1,125	317,120
MongoDB, Inc., Class A (a)	3	1,335
MSCI, Inc., Class A	2	1,330
Oracle Corp.	295	25,694
Palantir Technologies, Inc., Class A (a)	241	5,787
Paychex, Inc.	17	1,870
Paycom Software, Inc. (a)	8	4,018
PTC, Inc. (a)	17	2,016
RingCentral, Inc., Class A (a)	12	2,542
Roper Technologies, Inc.	3	1,153
salesforce.com, Inc. (a)	153	41,459
ServiceNow, Inc. (a)	31	19,342
Snowflake, Inc., Class A (a)	10	3,049
Splunk, Inc. (a)	26	3,776
SS&C Technologies Holdings, Inc.	37	2,566
Synopsys, Inc. (a)	24	7,233
Take-Two Interactive Software, Inc. (a)	134	20,613
Twilio, Inc., Class A (a)	8	2,653
Tyler Technologies, Inc. (a)	6	2,843
Unity Software, Inc. (a)	9	1,159
Veeva Systems, Inc., Class A (a)	3	968
VMware, Inc., Class A (a)	13	1,958
Workday, Inc., Class A (a)	30	7,461
Zoom Video Communications, Inc., Class A (a)	33	8,700

		737,549

Total Technology		1,310,965

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	13	307
Alliant Energy Corp.	5	264
Ameren Corp.	6	511
American Electric Power Co., Inc.	13	1,072
CenterPoint Energy, Inc.	12	307
CMS Energy Corp.	6	380
Consolidated Edison, Inc.	10	724
Dominion Energy, Inc.	19	1,417
DTE Energy Co.	5	569
Duke Energy Corp.	20	1,982
Edison International	11	621
Entergy Corp.	6	571
Evergy, Inc.	5	284
Eversource Energy	8	691
Exelon Corp.	27	1,323
FirstEnergy Corp.	13	478
NextEra Energy, Inc.	51	4,001
NRG Energy, Inc.	7	273
PG&E Corp. (a)	36	350
Pinnacle West Capital Corp.	3	186
PPL Corp.	23	630
Public Service Enterprise Group, Inc.	14	833
Sempra Energy	9	1,192
Southern Co. (The)	29	1,793
Vistra Corp.	10	179
WEC Energy Group, Inc.	7	647
Xcel Energy, Inc.	14	852

		22,437

Gas — 0.0% (g)
Atmos Energy Corp.	3	234
NiSource, Inc.	9	213
UGI Corp.	6	255

		702

Water — 0.0% (g)
American Water Works Co., Inc.	4	694
Essential Utilities, Inc.	5	227

		921

Total Utilities		24,060

Total Common Stocks (Cost $3,247,527)		4,014,612

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021	1,576	1,576
BNP Paribas SA, 0.01%, 10/01/2021	16,308	16,308
Citibank NA, 0.01%, 10/01/2021	253	253
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021	10,903	10,903
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 10/01/2021	6,980	6,980

Total Short-Term Investments (Cost $36,020)		36,020

Total Investments — 100.0% (Cost - $3,283,547) *		4,050,632
Liabilities in Excess of Other Assets — 0.0%		(1,431)

NET ASSETS — 100.0%		$4,049,201

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini NASDAQ 100 Index	262	12/2021	USD	7,872	(179)
Micro E-mini S&P 500 Index	556	12/2021	USD	12,211	(263)
NASDAQ 100 E-mini Index	7	12/2021	USD	2,151	(95)
S&P 500 E-mini Index	26	12/2021	USD	5,665	(78)
S&P MidCap 400 E-mini Index	1	12/2021	USD	261	2

Total unrealized appreciation (depreciation)					(613)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Summary of Investments by Industry, September 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	20.1%
Software	18.1%
Pharmaceuticals	10.8%
Computers	7.8%
Semiconductors	6.3%
Transportation	5.7%
Beverages	4.0%
Agriculture	3.1%
Auto Manufacturers	2.3%
Biotechnology	1.9%
Telecommunications	1.7%
Diversified Financial Services	1.4%
Retail	1.3%
Airlines	1.2%
Media	1.2%
Banks	1.0%
Healthcare - Products	1.0%
Commercial Services	1.0%
Others (Each less than 1.0%)	9.2%
Short-Term Investments	0.9%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.3%
Australia — 1.1%
BHP Group plc	902	22,738

Austria — 0.6%
Erste Group Bank AG	82	3,619
OMV AG	31	1,862
Raiffeisen Bank International AG	43	1,128
Verbund AG	35	3,584
voestalpine AG	50	1,832

		12,025

Belgium — 2.6%
Ageas SA	52	2,558
Anheuser-Busch InBev SA	590	33,474
Elia Group SA	17	1,993
Groupe Bruxelles Lambert SA	33	3,666
KBC Group NV	74	6,654
Sofina SA	5	1,792
UCB SA	43	4,821

		54,958

Chile — 0.1%
Antofagasta plc	169	3,062

Denmark — 5.1%
AP Moller - Maersk A/S, Class A	1	1,454
AP Moller - Maersk A/S, Class B	1	2,821
Carlsberg A/S, Class B	78	12,687
Danske Bank A/S	204	3,428
DSV PANALPINA A/S	36	8,688
Novo Nordisk A/S, Class B	574	55,280
Orsted AS (e)	98	12,966
ROCKWOOL International A/S, Class B	1	640
Tryg A/S	106	2,408
Vestas Wind Systems A/S	182	7,292

		107,664

Finland — 1.6%
Fortum OYJ	230	6,992
Kone OYJ, Class B	61	4,299
Nordea Bank Abp, Class A	956	12,318
Orion OYJ, Class B	36	1,431
Sampo OYJ, Class A	147	7,275
Wartsila OYJ Abp	85	1,010

		33,325

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — 12.7%
Aeroports de Paris (a)	5	685
Airbus SE (a)	106	14,070
Alstom SA	57	2,149
Amundi SA (e)	18	1,514
AXA SA	571	15,824
BNP Paribas SA	332	21,233
Bouygues SA	41	1,707
Bureau Veritas SA	53	1,629
Cie de Saint-Gobain	91	6,131
CNP Assurances	51	805
Credit Agricole SA	344	4,731
Dassault Aviation SA	4	498
Eiffage SA	15	1,556
Electricite de France SA	244	3,069
Engie SA	958	12,538
Eurazeo SE	12	1,100
Getlink SE	80	1,244
Ipsen SA	13	1,212
Legrand SA	48	5,159
Pernod Ricard SA	162	35,775
Remy Cointreau SA	18	3,415
Renault SA (a)	58	2,056
Safran SA	62	7,783
Sanofi	386	37,201
Schneider Electric SE	97	16,153
SCOR SE	47	1,348
Societe Generale SA	239	7,490
Suez SA	186	4,252
Teleperformance	11	4,160
Thales SA	19	1,865
TotalEnergies SE	525	25,078
Veolia Environnement SA	343	10,481
Vinci SA	96	9,969
Wendel SE	8	1,098

		264,978

Germany — 10.3%
Allianz SE (Registered)	122	27,254
Bayer AG (Registered)	335	18,160
Bayerische Motoren Werke AG	100	9,481
Brenntag SE	28	2,584
Commerzbank AG (a)	296	1,958
Daimler AG (Registered)	258	22,768
Deutsche Bank AG (Registered) (a)	610	7,749

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Deutsche Boerse AG	56	9,096
Deutsche Lufthansa AG (Registered) (a)	107	728
Deutsche Post AG (Registered)	178	11,191
E.ON SE	1,176	14,357
GEA Group AG	28	1,261
Hannover Rueck SE	18	3,098
Infineon Technologies AG	448	18,328
KION Group AG	13	1,211
Knorr-Bremse AG	13	1,402
Merck KGaA	44	9,527
MTU Aero Engines AG	10	2,150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	41	11,279
Rational AG	1	871
RWE AG	336	11,838
Siemens AG (Registered)	138	22,525
Siemens Energy AG (a)	72	1,926
Uniper SE	51	2,122
Volkswagen AG	10	3,018

		215,882

Ireland — 0.5%
DCC plc	18	1,473
Experian plc	166	6,963
Kingspan Group plc	28	2,771

		11,207

Italy — 5.1%
Assicurazioni Generali SpA	327	6,916
Atlantia SpA (a)	89	1,683
Bio On Spa (a) (bb) (cc)	1	—
Davide Campari-Milano NV	405	5,687
Enel SpA	4,242	32,559
Eni SpA	530	7,068
Ferrari NV	38	7,932
FinecoBank Banca Fineco SpA (a)	180	3,250
Intesa Sanpaolo SpA	4,873	13,795
Mediobanca Banca di Credito Finanziario SpA (a)	183	2,207
Poste Italiane SpA (e)	155	2,122
Prysmian SpA	46	1,608
Recordati Industria Chimica e Farmaceutica SpA	36	2,068
Snam SpA	1,127	6,236
Terna Rete Elettrica Nazionale SpA	747	5,303
UniCredit SpA	629	8,322

		106,756

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Jordan — 0.1%
Hikma Pharmaceuticals plc	59	1,939

Luxembourg — 0.5%
ArcelorMittal SA	306	9,377

Netherlands — 10.8%
ABN AMRO Bank NV, GDR, CVA (a) (e)	125	1,808
Aegon NV	528	2,725
ASM International NV	16	6,358
ASML Holding NV	144	107,542
EXOR NV	32	2,685
Heineken Holding NV	89	7,771
Heineken NV	201	20,955
ING Groep NV	1,152	16,746
NN Group NV	80	4,176
Randstad NV	22	1,454
Royal Dutch Shell plc, Class A	861	19,154
Royal Dutch Shell plc, Class B	778	17,245
Stellantis NV	612	11,652
Wolters Kluwer NV	48	5,105

		225,376

Norway — 0.8%
DNB Bank ASA	274	6,240
Equinor ASA	205	5,219
Gjensidige Forsikring ASA	59	1,307
Norsk Hydro ASA	575	4,289

		17,055

Poland — 0.0% (g)
InPost SA (a)	36	597

Portugal — 0.4%
EDP—Energias de Portugal SA	1,490	7,825
Galp Energia SGPS SA	105	1,196

		9,021

South Korea — 1.8%
Samsung Electronics Co. Ltd.	510	31,636
Samsung Electronics Co. Ltd. (Registered), GDR	4	6,867

		38,503

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	44	1,188
Aena SME SA (a) (e)	14	2,335
Banco Bilbao Vizcaya Argentaria SA	1,967	12,985
Banco Santander SA	5,116	18,533
CaixaBank SA	1,308	4,056
EDP Renovaveis SA	149	3,704
Enagas SA	73	1,627
Endesa SA	179	3,617
Ferrovial SA	86	2,503
Iberdrola SA	3,112	31,310
Naturgy Energy Group SA	165	4,144
Red Electrica Corp. SA	184	3,696
Repsol SA	305	3,978
Siemens Gamesa Renewable Energy SA (a)	43	1,094

		94,770

Sweden — 4.0%
Alfa Laval AB	57	2,116
Assa Abloy AB, Class B	180	5,234
Atlas Copco AB, Class A	121	7,300
Atlas Copco AB, Class B	70	3,571
Boliden AB	117	3,742
Epiroc AB, Class A	119	2,467
Epiroc AB, Class B	70	1,243
EQT AB	87	3,625
Industrivarden AB, Class A	31	1,002
Industrivarden AB, Class C	47	1,443
Investment AB Latour, Class B	27	827
Investor AB, Class B	538	11,559
Kinnevik AB, Class B (a)	71	2,509
L E Lundbergforetagen AB, Class B	22	1,231
Nibe Industrier AB, Class B	257	3,227
Sandvik AB	203	4,643
Securitas AB, Class B	56	894
Skandinaviska Enskilda Banken AB, Class A	480	6,767
Skanska AB, Class B	61	1,536
SKF AB, Class B	68	1,615
Svenska Handelsbanken AB, Class A	430	4,820
Swedbank AB, Class A	267	5,388
Volvo AB, Class A	36	810
Volvo AB, Class B	257	5,746

		83,315

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — 13.9%
ABB Ltd. (Registered)	312	10,446
Adecco Group AG (Registered)	28	1,393
Baloise Holding AG (Registered)	14	2,076
Banque Cantonale Vaudoise (Registered)	9	666
Coca-Cola HBC AG (a)	155	5,006
Credit Suisse Group AG (Registered)	753	7,432
Geberit AG (Registered)	7	4,896
Glencore plc	4,270	20,087
Julius Baer Group Ltd.	66	4,387
Kuehne + Nagel International AG (Registered)	10	3,340
Novartis AG (Registered)	756	62,007
Partners Group Holding AG	7	10,450
Roche Holding AG	250	91,801
Schindler Holding AG	7	1,968
Schindler Holding AG (Registered)	4	931
SGS SA (Registered)	1	3,173
STMicroelectronics NV	234	10,232
Swiss Life Holding AG (Registered)	9	4,759
Swiss Re AG	89	7,595
UBS Group AG (Registered)	1,082	17,265
Vifor Pharma AG	17	2,155
Zurich Insurance Group AG	44	18,153

		290,218

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 20.8%
3i Group plc	287	4,932
Admiral Group plc	57	2,380
Anglo American plc	553	19,394
Ashtead Group plc	81	6,108
AstraZeneca plc	528	63,583
Aviva plc	1,159	6,144
BAE Systems plc	581	4,401
Barclays plc	5,014	12,740
BP plc	4,251	19,363
Bunzl plc	61	2,003
CNH Industrial NV	184	3,097
Coca-Cola Europacific Partners plc	159	8,765
Diageo plc	1,811	87,699
Direct Line Insurance Group plc	399	1,555
Evraz plc	218	1,731
Ferguson plc	40	5,581
GlaxoSmithKline plc	1,714	32,341
Hargreaves Lansdown plc	105	2,015

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
HSBC Holdings plc	6,026	31,510
Intertek Group plc	29	1,945
Legal & General Group plc	1,761	6,615
Lloyds Banking Group plc	20,937	13,031
London Stock Exchange Group plc	97	9,725
M&G plc	767	2,096
Melrose Industries plc	787	1,828
Natwest Group plc	1,708	5,149
Phoenix Group Holdings plc	192	1,657
Prudential plc	772	14,975
RELX plc	348	10,019
Rentokil Initial plc	335	2,629
Rio Tinto plc	480	31,455
Rolls-Royce Holdings plc (a)	1,506	2,814
Schroders plc	37	1,766
Smiths Group plc	71	1,377
Spirax-Sarco Engineering plc	13	2,672
St James’s Place plc	159	3,209
Standard Chartered plc	782	4,573
Standard Life Aberdeen plc	643	2,200

		435,077

Total Common Stocks (Cost $1,723,926)		2,037,843

Preferred Stocks — 1.1%
Germany — 0.9%
Bayerische Motoren Werke AG	17	1,319
Porsche Automobil Holding SE	46	4,565
Volkswagen AG	56	12,472

		18,356

South Korea — 0.2%
Samsung Electronics Co. Ltd.	88	5,131

Total Preferred Stocks (Cost $16,308)		23,487

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 1.4%
Time Deposits — 1.4%
BNP Paribas SA,
(1.42%), 10/01/2021	CHF	2,786		2,989
(0.79%), 10/01/2021	EUR	5,204		6,028
0.01%, 10/01/2021		9,393		9,393
Brown Brothers Harriman,
(1.42%), 10/01/2021	CHF	—	(h)	—	(h)
(0.79%), 10/01/2021	EUR	—	(h)	—	(h)
(0.46%), 10/01/2021	DKK	5,025		783
(0.27%), 10/01/2021	SEK	5,360		612
0.01%, 10/01/2021	GBP	—	(h)	—	(h)
0.01%, 10/01/2021	NOK	1,783		204
0.01%, 10/01/2021		—	(h)	—	(h)
Citibank NA,
(0.79%), 10/01/2021	EUR	4,070		4,714
0.01%, 10/01/2021	GBP	2,140		2,883
0.01%, 10/01/2021		1		1
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021		1,479		1,479

Total Short-Term Investments (Cost $29,086)				29,086

Total Investments — 99.8% (Cost - $1,769,320) *				2,090,416
Other Assets in Excess of Liabilities — 0.2%				3,382

NET ASSETS — 100.0%				$2,093,798

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	16	10/2021	EUR	2,867	(12)
Euro STOXX 50 Index	225	12/2021	EUR	10,670	(120)
FTSE 100 Index	103	12/2021	GBP	9,712	105
MSCI Emerging Markets Index	7	12/2021	USD	446	(10)

Total unrealized appreciation (depreciation)					(37)

Six Circles Managed Equity Portfolio International Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Six Circles Managed Equity Portfolio International Unconstrained Fund

Summary of Investments by Industry, September 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	18.3%
Banks	12.8%
Beverages	10.6%
Semiconductors	8.9%
Electric	7.5%
Insurance	7.4%
Mining	5.0%
Oil & Gas	4.9%
Auto Manufacturers	3.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Aerospace/Defense	1.6%
Electrical Components & Equipments	1.6%
Transportation	1.6%
Miscellaneous Manufacturers	1.4%
Investment Companies	1.4%
Machinery—Diversified	1.1%
Engineering & Construction	1.0%
Others (Each less than 1.0%)	6.2%
Short-Term Investments	1.4%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$20,112	$—	$—	$20,112
Communications	936,663	—	—	936,663
Consumer Cyclical	214,766	—	—	214,766
Consumer Non-cyclical	938,243	—	—	938,243
Energy	30,297	—	—	30,297
Financial	163,415	—	—	163,415
Industrial	376,091	—	—	376,091
Technology	1,310,965	—	—	1,310,965
Utilities	24,060	—	—	24,060

Total Common Stocks	4,014,612	—	—	4,014,612

Short-Term Investments
Time Deposits	—	36,020	—	36,020

Total Investments in Securities	$4,014,612	$36,020	$—	$4,050,632

Appreciation in Other Financial Instruments
Future contract	$2	$—	$—	$2

Depreciation in Other Financial Instruments
Futures contracts	$(615)	$—	$—	$(615)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,738	$—	$22,738
Austria	—	12,025	—	12,025
Belgium	—	54,958	—	54,958
Chile	—	3,062	—	3,062
Denmark	7,292	100,372	—	107,664
Finland	—	33,325	—	33,325
France	7,667	257,311	—	264,978
Germany	—	215,882	—	215,882
Ireland	—	11,207	—	11,207
Italy	—	106,756	—	106,756
Jordan	—	1,939	—	1,939
Luxembourg	—	9,377	—	9,377
Netherlands	—	225,376	—	225,376
Norway	—	17,055	—	17,055
Poland	—	597	—	597
Portugal	7,825	1,196	—	9,021
South Korea	—	38,503	—	38,503
Spain	6,039	88,731	—	94,770
Sweden	2,467	80,848	—	83,315
Switzerland	—	290,218	—	290,218
United Arab Emirates	—	—	—	—
United Kingdom	10,320	424,757	—	435,077

Total Common Stocks	41,610	1,996,233	—	2,037,843

Preferred Stocks
Germany	—	18,356	—	18,356
South Korea	—	5,131	—	5,131

Total Preferred Stocks	—	23,487	—	23,487

Short-Term Investments
Time Deposits	—	29,086	—	29,086

Total Investments in Securities	$41,610	$2,048,806	$—	$2,090,416

Appreciation in Other Financial Instruments
Future contract	$105	$—	$—	$105

Depreciation in Other Financial Instruments
Futures contracts	$(142)	$—	$—	$(142)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.